Undiscovered Managers Funds

270 Park Avenue

New York, NY 10017

July 14, 2015

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	Undiscovered Managers Funds (the “Trust”)
on behalf of the JPMorgan Realty Income Fund and
the Undiscovered Managers Behavioral Value Fund (the “Funds”)
File Nos. 811-08437 & 333-37711

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”), exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the amended risk/return summary information in the prospectus for the Funds. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated June 22, 2015 for the Funds.

Please contact the undersigned at 614-901-1370 if you have any questions concerning this filing.

Very truly yours,

/s/Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

cc: Stephanie Hui

Exhibit Index

Exhibit Number	Description

EX-101.INS XBRL	Instance Document

EX-101.SCH XBRL	Taxonomy Extension Schema Document

EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase